Average Annual Total Returns			12 Months Ended	60 Months Ended	80 Months Ended
		Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI AWCI ex-USA Net Total Return Index Member
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex-USA Net Total Return Index (reflects no deduction for fees, expense, or taxes)
Average Annual Return, Percent			32.39%	7.91%	9.00%
OTG Latin America ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			36.87%	8.00%	3.33%
Performance Inception Date		May 08, 2019
OTG Latin America ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			36.39%	6.44%	2.08%
OTG Latin America ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares1
Average Annual Return, Percent	[1]		22.64%	5.53%	1.99%

[1]	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.